Other Liabilities (Details Narrative) (10K) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Premium financed notes		$ 1,481,850
Cash value		1,395,468
Policy negative cash value		$ 86,382
Gain on write off of insurance liabilities	$ 150,146